Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024, to Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$392,996,069	$358,856,619
Contract to fair value adjustment for Common/collective trusts	(303,512)	(566,239)
Net assets available per Form 5500	$392,692,557	$358,290,380

The following is a reconciliation of net increase in net assets available for benefits per the financial statements at December 31, 2025, to Form 5500:

2025
Net increase in net assets available for benefits per the financial statements	$34,139,450
Contract to fair value adjustment for Common/collective trusts beginning of year	566,239
Contract to fair value adjustment for Common/collective trusts end of year	(303,512)
Net increase in net assets available per Form 5500	$34,402,177